REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of change in the carrying amount of redeemable non-controlling interests
For the year ended December 31
2016
RMB
Beginning Balance	1,607,925,732
Accretion to redemption value of redeemable non-controlling interests	159,477,930
Disposition of JinkoPower	(1,767,403,662)
Ending Balance	-